Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 57,677	$ 52,542	$ 46,514
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	22,100	20,731	19,826
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	11,055	7,478	6,595
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	20,106	20,491	16,233
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,416	$ 3,842	$ 3,860